THOR INDEX ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	EQUITY - 97.1%
51,462	Invesco QQQ Trust Series 1 ETF	$ 26,714,438
58,387	SPDR Dow Jones Industrial Average ETF	24,688,943
43,830	SPDR S&P 500 ETF Trust ETF	25,832,964
		77,236,345

	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,701,776)	77,236,345

	TOTAL INVESTMENTS - 97.1% (Cost $69,701,776)	$ 77,236,345
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%	2,337,342
	NET ASSETS - 100.0%	$ 79,573,687

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt